Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Consolidated Statements Of Cash Flows [Abstract]
Net loss	$ (11,050,000)	$ (7,671,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,958,000	720,000
Stock issued for services	25,000
Warrant issued for services	121,000
Amortization of stock issued for services	679,000	255,000
Stock issued under severance agreements	825,000
Stock issued to investors to amend subscription agreements	285,000
Settlement of vendor payables	182,000
Fair value of penalty warrants issued	23,000
Gain on extinguishment of debt	(727,000)
Gain on fixed asset sale	(7,000)
Depreciation and amortization	248,000	311,000
Change in fair value of derivative liability	55,000	(268,000)
Inventory reserve	128,000	347,000
Impairment of patents		551,000
Troubled debt restructuring loss		25,000
Amortization of deferred financing costs		215,000
Amortization of debt discount		371,000
Changes in operating assets and liabilities:
Accounts receivable	(29,000)	82,000
Inventories	(12,000)	149,000
Prepaid expenses	66,000	37,000
Accounts payable and accrued liabilities	(96,000)	962,000
Deferred rent		10,000
Net cash used in operating activities	(6,326,000)	(3,904,000)
Investing activities
Investment in patents	(91,000)	(219,000)
Proceeds from on sale of fixed assets	66,000
Purchases of property, plant and equipment	(21,000)	(12,000)
Net cash used in investing activities	(46,000)	(231,000)
Financing activities
Net proceeds from the sale of common stock	6,617,000	4,666,000
Net proceeds from the exercise of warrants	337,000
Payment of Bridge Loan		(1,333,000)
Payment on note payable	(528,000)	(43,000)
Net cash provided by financing activities	6,426,000	3,290,000
Net increase (decrease) in cash and cash equivalents	54,000	(845,000)
Cash and cash equivalents at beginning of year	32,000	877,000
Cash and cash equivalents at end of year	86,000	32,000
Supplemental disclosure of cash flow information
Cash paid for taxes	4,000	1,600
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for prepaid services	175,000	231,000
Common stock issued under stock purchase agreement	376,000
Settlement of warrant liability	97,000
Issuance of common stock for the cashless exercise of warrants	$ 1,000